EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS	12 Months Ended
Mar. 31, 2026
Employees Including Officers Executive And Non-executive Directors
EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS

6. EMPLOYEES INCLUDING OFFICERS, EXECUTIVE AND NON-EXECUTIVE DIRECTORS

	Year ended March 31,
	2026 $	2025 $	2024 $
Group
Staff costs comprised:
Directors’ salaries	1,213,006	1,493,081	2,039,447
Wages and salaries	553,021	605,193	612,076
Social security costs	64,979	13,936	11,386
Recruitment costs	150,200	-	-
	1,981,206	2,112,210	2,662,909
The average monthly number of employees, including directors, employed by the group during the years ending March 31, 2026, March 31, 2025, and March 31, 2024 were:
Research and Development	3	2	2
Corporate and administration	2	3	5
	5	5	7